AVAILABLE-FOR-SALE INVESTMENTS (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2016 HKD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
AVAILABLE-FOR-SALE INVESTMENTS
Impairment charges of investment in equity investees		$ 670,247	¥ 4,666,128	¥ 1,386,174		¥ 0
Consideration received on disposal		100,000	700,000
Noncash or Part Noncash Divestiture, Amount of Consideration Received		$ 100,000	¥ 700,000
L&A International Holding Limited
AVAILABLE-FOR-SALE INVESTMENTS
Equity interest exchanged by company		30.60%	30.60%
Ordinary shares of L&A	723,313,020
Conversion ratio basis	one-to-five stock split
Amount of shares pledged	417,440,000
L&A International Holding Limited | Youjia
AVAILABLE-FOR-SALE INVESTMENTS
Ordinary shares of L&A	723,313,020				18,360,000	18,360,000
Conversion ratio basis	one-to-five stock split
Percentage of deduction total shares received	6.00%
Share received related to payment of service fee	46,168,920
Impairment charges of investment in equity investees							$ 35,200,000	¥ 244,800,000
Consideration received on disposal					$ 10,000	¥ 100,000
Ordinary shares owned				14,375,651	14,375,651	14,375,651
Stockholders' Equity Note, Stock Split, Conversion Ratio					20	20
Noncash or Part Noncash Divestiture, Amount of Consideration Received					$ 10,000	¥ 100,000
Asian Development | Youjia
AVAILABLE-FOR-SALE INVESTMENTS
Borrowings from financial institutions | $	$ 92.3